RECENT ACTIVITIES (Tables)	6 Months Ended
Jun. 30, 2013
Recent Activities Tables
Schedule of maturities of repurchase agreements

Monthly Payment Date	Applicable Margin
August 2013 through October 2013	2.25%
November 2013 through January 2014	2.50%
February 2014 through April 2014	3.00%
May 2014 through August 2014	3.50%